Other Income and Expenses	3 Months Ended
Jun. 30, 2012
Other Income and Expenses:
Interest and Other Income

Other Comprehensive Income

The Company has no components of other comprehensive income and, accordingly, no Statement of Comprehensive Income has been included in the accompanying consolidated financial statements.